Note 3 - Transactions with Related Parties (Details)	12 Months Ended			0 Months Ended	12 Months Ended										1 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 Collection of Advance Payments [Member] Affiliated Company [Member] USD ($)	Dec. 31, 2014 Capitalized Construction Supervision Fees [Member] Brave [Member] USD ($)	Dec. 31, 2014 Reimbursed Compensation Manager [Member] USD ($)	Dec. 31, 2013 Reimbursed Compensation Manager [Member] USD ($)	Dec. 31, 2012 Reimbursed Compensation Manager [Member] USD ($)	Dec. 31, 2014 Office Space Rent [Member] USD ($)	Dec. 31, 2013 Office Space Rent [Member] USD ($)	Dec. 31, 2012 Office Space Rent [Member] USD ($)	Dec. 31, 2014 Emihar Petroleum Inc [Member] USD ($)	Dec. 31, 2013 Emihar Petroleum Inc [Member] USD ($)	Dec. 31, 2012 Emihar Petroleum Inc [Member] USD ($)	Sep. 28, 2012 Affiliated Company [Member]	Aug. 22, 2012 Affiliated Company [Member] USD ($)	May 26, 2014 Brave [Member] EUR (€)	Dec. 31, 2014 Additional Charge Per Day For Superintendent Engineers Onboard The Vessel [Member] USD ($)	Dec. 31, 2014 Superintendent Fees [Member] USD ($)	Dec. 31, 2013 Superintendent Fees [Member] USD ($)	Dec. 31, 2012 Superintendent Fees [Member] USD ($)	Dec. 31, 2014 Commission Expenses [Member] USD ($)	Dec. 31, 2012 Commission Expenses [Member] USD ($)	Dec. 31, 2014 Vessels' Operating Expenses [Member] USD ($)	Dec. 31, 2013 Vessels' Operating Expenses [Member] USD ($)
Note 3 - Transactions with Related Parties (Details) [Line Items]
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%	1.25%	1.25%
Vessel Brokerage Commission	1,613,421	1,482,764	1,472,410
Professional and Contract Services Expense	5,501,675	4,807,010	4,315,720
Related Party Transaction, Expenses from Transactions with Related Party																		500	167,000	151,000	175,500
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	984,355	723,500	634,479
Net (Gain) Loss on Sale of Vessels																						285,000	192,000
General and Administrative Expense	3,150,929	2,816,397	2,838,759			1,317,237	1,245,766	1,552,541
Due to Related Parties, Current	4,941,896	5,941,043
Related Party Transaction, Amounts of Transaction	3,932,352	3,933,149	1,741,802		984,204				76,788	78,070	76,420													104,476	104,476
Revenue from Related Parties	9,814,000	9,814,000	4,364,992									9,814,000	9,814,000	4,364,992
Vessel Purchase Price																96,000,000
Advances Percentage For Vessels Under Construction Acquisitions															20.00%
Proceeds from Collection of Long-term Loans to Related Parties				10,044,799
Related Party Transaction, Vessel Construction Fee, Per Vessel (in Euro)																	€ 390,000